Provisions, income tax liabilities and other liabilities - Expected Timing of Benefit Payments under Pension and Other Post-employment Benefit Plans (Details) € in Millions	Dec. 31, 2025 EUR (€)
Year 1
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	€ 553
Year 2
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	530
Year 3
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	535
Year 4
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	557
Year 5
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	553
2031 to 2035
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	2,564
France | Year 1
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	86
France | Year 2
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	63
France | Year 3
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	61
France | Year 4
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	75
France | Year 5
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	65
France | 2031 to 2035
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	477
Germany | Year 1
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	199
Germany | Year 2
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	199
Germany | Year 3
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	198
Germany | Year 4
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	196
Germany | Year 5
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	198
Germany | 2031 to 2035
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	502
US | Year 1
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	91
US | Year 2
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	90
US | Year 3
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	91
US | Year 4
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	94
US | Year 5
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	96
US | 2031 to 2035
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	482
UK | Year 1
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	125
UK | Year 2
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	129
UK | Year 3
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	133
UK | Year 4
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	137
UK | Year 5
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	141
UK | 2031 to 2035
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	792
Other | Year 1
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	52
Other | Year 2
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	49
Other | Year 3
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	52
Other | Year 4
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	55
Other | Year 5
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	53
Other | 2031 to 2035
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	€ 311